Cover - shares	12 Months Ended
	Jun. 30, 2021	Oct. 22, 2021
Cover [Abstract]
Entity Registrant Name	Cresud Inc.
Entity Central Index Key	0001034957
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	Yes
Current Fiscal Year End Date	--06-30
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Jun. 30, 2021
Entity Filer Category	Accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Common Stock Shares Outstanding		1,000,000
Document Annual Report	true
Document Transition Report	false
Entity Incorporation State Country Code	C1
Entity Address Address Line 1	Carlos M. Della Paolera 261
Entity Address Address Line 2	9th Floor (C1001ADA)
Entity Address Address Line 3	Ciudad Autónoma de Buenos Aires
Entity Address Country	AR
Security 12b Title	Common Stock, par value ARS 1.00 per share
Trading Symbol	CRESY
Security Exchange Name	NASDAQ
City Area Code	5411
Local Phone Number	4323-7449
Entity Interactive Data Current	Yes
Document Registration Statement	false